UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              LSV Value Equity Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-386-3578

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                         THE ADVISORS' INNER CIRCLE FUND


                               [LSV LOGO OMITTED]


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                 APRIL 30, 2003


                THIS INFORMATION MUST BE PRECEDED OR ACCOMPANIED
                 BY A CURRENT PROSPECTUS FOR THE FUND DESCRIBED.
                 INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY
                                BEFORE INVESTING.

                               [LSV LOGO OMITTED]

              MANAGER'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

The total return of the Fund and the benchmark Russell 1000 Value Index for trailing periods ended April 30, 2003, were as follows:


                                                                    Since
                           6 Months      1 Year      3 Years      Inception
                           --------      ------      -------      ---------
  LSV Value Equity Fund      5.0%        -17.2%         3.2%         2.1%
  Russell 1000 Value Index   5.3%        -13.0%        -3.8%        -1.6%
  S&P 500 Index              4.5%        -13.3%       -13.0%        -6.7%

As of 4/30/03; periods longer than one year are annualized; inception date is 3/31/99.


LSV's value equity strategy performed in line with the benchmark Russell 1000 Value Index over the past six months, and slightly better than the S&P 500 Index. While the market was highly volatile during the same period, April's strong rally pulled stocks out of negative territory and brought some optimism to investors. During the past six months, the Fund benefited from takeovers:
Dole Foods, Household International, Quintiles Transnational and Ralcorp Holdings were all acquired and helped the Fund's performance. For the trailing year, the portfolio lagged the benchmark, primarily due to a style shift in which growth stocks outperformed value stocks over the most recent nine months. LSV's deep value orientation was mostly out of favor during this period. Over longer time periods, the portfolio has performed very well relative to its benchmark and the broader market. The defensive, value characteristics of the portfolio and good stock selection are the primary reasons for the significant long-term outperformance relative to the benchmark.

The portfolio characteristics shown below (as of April 30, 2003) demonstrate the deep valuation discount of the Fund's portfolio relative to the indices:

                                          Russell 1000           S&P 500
  Characteristic               Fund        Value Index            Index
  ---------------             ------      ------------          ---------
  Price-to-Earnings Ratio      10.5x          17.0x               19.7x
  Price-to-Book Ratio           1.6x           2.0x                2.8x
  Dividend Yield                2.7%           2.5%                1.8%

LSV continues to seek attractively priced stocks relative to the current market environment using a disciplined and risk controlled, value-oriented investment strategy. We plan to stay fully invested in this strategy for the foreseeable future.

Mutual fund investing involves risk, including possible loss of principal. As of 3/31/03, average annual total returns for the LSV Value Equity Fund were -23.30% (one year), 0.84% (three year) and 0.12% (since inception). Inception date was 3/31/99. The performance data represents past performance and is not an indication of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. Investment performance reflects fee waivers in effect. In the absence of such fee waivers, total returns would be reduced. Total returns assume reinvestment of dividends and capital gains distributions at net asset value when paid.

The information provided herein represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. The Russell 1000 Value Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalization) index of U.S. companies with lower forecasted growth rates and price-to-book ratios. The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. It is not possible to invest directly in an index.

STATEMENT OF NET ASSETS
April 30, 2003                                                       (Unaudited)

                                                 Market
                                                  Value
LSV VALUE EQUITY FUND                Shares       (000)
-------------------------------------------------------
COMMON STOCK (96.4%)
AEROSPACE & DEFENSE (2.4%)
   Boeing                            29,200    $    797
   Goodrich                          38,500         542
   Rockwell Collins                  13,200         282
   United Technologies               16,200       1,001
                                               --------
                                                  2,622
                                               --------
APPAREL/TEXTILES (0.5%)
   VF                                13,800         543
                                               --------
AUTOMOTIVE (2.9%)
   Autoliv                           41,800       1,016
   Delphi                            68,400         575
   General Motors                    40,900       1,474
                                               --------
                                                  3,065
                                               --------
BANKS (19.5%)
   AmSouth Bancorp                   52,400       1,103
   Astoria Financial                 39,200         981
   Bank of America                   48,900       3,621
   Bank of Hawaii                    21,800         719
   Bank One                          39,300       1,417
   Comerica                          10,200         444
   Golden West Financial             17,300       1,305
   Greenpoint Financial              22,700       1,084
   JP Morgan Chase                   93,900       2,756
   Keycorp                           30,500         735
   National City                     22,900         686
   Regions Financial                 31,600       1,065
   UnionBanCal                       24,000         970
   US Bancorp                        41,100         910
   Wachovia                          34,500       1,318
   Washington Mutual                 47,600       1,880
                                               --------
                                                 20,994
                                               --------
BUILDING & CONSTRUCTION (2.1%)
   Centex                            18,200       1,202
   Lafarge North America             17,700         564
   Pulte Homes                        9,300         539
                                               --------
                                                  2,305
                                               --------
CHEMICALS (1.8%)
   Ashland                           11,100         329
   Eastman Chemical                  28,200         861
   FMC*                               6,200         112
   Lubrizol                          19,800         626
                                               --------
                                                  1,928
                                               --------
COMMERCIAL SERVICES (0.4%)
   Pittston Brink's Group            33,700         430
                                               --------
COMMUNICATIONS EQUIPMENT (0.4%)
   Scientific-Atlanta                26,500         431
                                               --------

                                                 Market
                                                  Value
                                      Shares      (000)
-------------------------------------------------------
COMPUTERS & SERVICES (4.7%)
   Computer Sciences*                35,300    $  1,163
   Electronic Data Systems           69,100       1,254
   NCR*                              21,400         469
   Storage Technology*               54,800       1,355
   Western Digital*                  84,900         792
                                               --------
                                                  5,033
                                               --------
CONSUMER DISCRETIONARY (0.2%)
   Energizer Holdings*                8,300         239
                                               --------
ELECTRICAL SERVICES (7.5%)
   Centerpoint Energy                43,500         344
   Constellation Energy Group        25,000         732
   Edison International*             91,800       1,339
   Exelon                            26,200       1,390
   FPL Group                         17,400       1,059
   Northeast Utilities               66,800         997
   OGE Energy                        19,900         357
   PNM Resources                     13,700         304
   Reliant Resources*                 6,545          37
   Sempra Energy                     54,400       1,460
   Texas Genco Holdings                 775          13
                                               --------
                                                  8,032
                                               --------
ENTERTAINMENT (2.2%)
   Blockbuster                       41,200         737
   Callaway Golf                     60,300         840
   GTECH Holdings*                   23,800         801
                                               --------
                                                  2,378
                                               --------
FINANCIAL SERVICES (8.4%)
   Allied Capital                    48,800       1,034
   Bear Stearns                      20,000       1,337
   Capital One Financial             33,700       1,411
   Citigroup                         47,000       1,845
   Countrywide Credit                21,000       1,420
   Deluxe                            19,300         849
   Freddie Mac                       19,000       1,100
                                               --------
                                                  8,996
                                               --------
FOOD, BEVERAGE & TOBACCO (3.6%)
   Adolph Coors, Cl B                16,300         872
   Altria Group                      31,400         966
   Supervalu                         38,300         631
   Tyson Foods, Cl A                 84,100         810
   Universal                         14,200         554
                                               --------
                                                  3,833
                                               --------
HOUSEHOLD, FURNITURE & FIXTURES (1.5%)
   Maytag                            30,900         644
   Whirlpool                         17,600         941
                                               --------
                                                  1,585
                                               --------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
April 30, 2003                                                       (Unaudited)

                                                 Market
                                                  Value
LSV VALUE EQUITY FUND                Shares       (000)
-------------------------------------------------------
INSURANCE (7.3%)
   Allstate                          26,400    $    998
   AMBAC Financial Group             14,900         869
   American Financial Group          10,600         235
   Cigna                              9,900         518
   Fidelity National Financial       21,800         750
   Hartford Financial Services
     Group                           16,000         652
   Loews                             10,700         442
   Metlife                           47,300       1,359
   Old Republic International        26,800         820
   PMI Group                         19,400         598
   Stancorp Financial Group          11,000         591
   Travelers Property Casualty, Cl A    699          11
   Travelers Property Casualty, Cl B  1,438          23
                                               --------
                                                  7,866
                                               --------
LABORATORY EQUIPMENT (0.7%)
   PerkinElmer                       72,700         721
                                               --------
LEASING & RENTING (0.5%)
   Ryder System                      21,200         526
                                               --------
MACHINERY (2.3%)
   Briggs & Stratton                 12,700         573
   Cummins                           17,900         485
   Johnson Controls                  13,200       1,086
   Tecumseh Products, Cl A            8,600         346
                                               --------
                                                  2,490
                                               --------
METAL / MINING (0.3%)
   Shaw Group*                       27,400         319
                                               --------
OPTICAL SUPPLIES (0.8%)
   Bausch & Lomb                     23,600         830
                                               --------
PETROLEUM & FUEL PRODUCTS (7.2%)
   Amerada Hess                      23,600       1,066
   Anadarko Petroleum                20,500         910
   ChevronTexaco                     28,100       1,765
   Exxon Mobil                       25,900         912
   Marathon Oil                      65,100       1,482
   Occidental Petroleum              52,400       1,564
                                               --------
                                                  7,699
                                               --------
PHARMACEUTICALS (1.1%)
   ICN Pharmaceuticals               81,200         711
   Watson Pharmaceuticals*           18,000         523
                                               --------
                                                  1,234
                                               --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES (2.1%)
   Eastman Kodak                     43,500       1,301
   Xerox*                            91,300         900
                                               --------
                                                  2,201
                                               --------

                                                 Market
                                                  Value
                                     Shares       (000)
-------------------------------------------------------
PREPACKAGED SOFTWARE (0.5%)
   Novell*                          211,200    $    581
                                               --------
PRINTING & PUBLISHING (0.9%)
   American Greetings*               33,400         486
   RR Donnelley & Sons               25,500         514
                                               --------
                                                  1,000
                                               --------
RAILROADS (2.0%)
   Burlington Northern Santa Fe      39,900       1,123
   Union Pacific                     17,400       1,036
                                               --------
                                                  2,159
                                               --------
RETAIL (4.4%)
   Albertson's                       51,100       1,015
   Barnes & Noble*                   29,700         585
   Darden Restaurants                37,600         658
   Federated Department Stores*      21,500         658
   Papa John's International*        25,300         602
   Safeway*                          44,400         738
   Sears Roebuck                     16,900         479
                                               --------
                                                  4,735
                                               --------
SPECIALTY CHEMICALS (0.6%)
   Sherwin-Williams                  24,100         672
                                               --------
STEEL & STEEL WORKS (0.5%)
   Steel Dynamics*                   40,100         485
                                               --------
TELEPHONES & TELECOMMUNICATIONS (6.6%)
   BellSouth                         42,400       1,081
   SBC Communications                69,300       1,619
   Sprint-FON Group                 153,000       1,761
   Verizon Communications            71,000       2,654
                                               --------
                                                  7,115
                                               --------
TESTING LABORATORIES (0.5%)
   Quintiles Transnational*          37,700         530
                                               --------
TOTAL COMMON STOCK
   (Cost $104,676)                              103,577
                                               --------
WARRANTS (0.0%)
   Washington Mutual (A)*            25,900           4
                                               --------
TOTAL WARRANTS
   (Cost $0)                                          4
                                               --------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
April 30, 2003                                                       (Unaudited)

                                       Face      Market
                                      Amount      Value
LSV VALUE EQUITY FUND (concluded)      (000)      (000)
-------------------------------------------------------
REPURCHASE AGREEMENT (2.5%)
   JP Morgan Chase
     1.230%, dated 04/30/03, matures
     05/01/03, repurchase price
     $2,721,874 (collateralized by
     U.S. Government obligation,
     total market value $2,778,558) $ 2,722    $  2,722
                                               --------
TOTAL REPURCHASE AGREEMENT
   (Cost $2,722)                                  2,722
                                               --------
TOTAL INVESTMENTS (98.9%)
   (Cost $107,398)                              106,303
                                               --------

                                                 Value
                                                  (000)
-------------------------------------------------------
OTHER ASSETS & LIABILITIES (1.1%)
Investment Advisory Fees Payable               $    (45)
Administrative Fees Payable                          (8)
Other Assets and Liabilities, Net                 1,230
                                               --------
TOTAL OTHER ASSETS & LIABILITIES                  1,177
                                               --------

NET ASSETS:
Portfolio Shares (unlimited
   authorization -- no par value)
   based on 10,528,205 outstanding
   shares of beneficial interest                107,975
Undistributed net investment income                 542
Accumulated net realized gain on
   investments                                       58
Net unrealized depreciation on investments       (1,095)
                                               --------
TOTAL NET ASSETS (100.0%)                      $107,480
                                               ========
Net Asset Value, Offering and
   Redemption Price Per Share                    $10.21
                                               ========

*   NON-INCOME PRODUCING SECURITY.
(A) THIS WARRANT REPRESENTS A POTENTIAL DISTRIBUTION SETTLEMENT IN A LEGAL CLAIM AND DOES NOT HAVE A STRIKE PRICE OR EXPIRATION DATE.
CL -- CLASS


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)
For the six-month period ended April 30, 2003                        (Unaudited)

                                                                    LSV VALUE
                                                                   EQUITY FUND
--------------------------------------------------------------------------------
Investment Income:
   Dividend Income ..............................................     $1,159
   Interest Income ..............................................         10
--------------------------------------------------------------------------------
     Total Investment Income ....................................      1,169
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .....................................        233
   Administrative Fees ..........................................         42
   Transfer Agent Fees ..........................................         14
   Professional Fees ............................................         14
   Printing Fees ................................................          7
   Registration and Filing Fees .................................          3
   Trustee Fees .................................................          3
   Custodian Fees ...............................................          3
   Insurance and Other Fees .....................................          2
--------------------------------------------------------------------------------
   Total Expenses ...............................................        321
   Less: Investment Advisory Fee Waiver .........................         (3)
--------------------------------------------------------------------------------
   Net Expenses .................................................        318
       Net Investment Income ....................................        851
--------------------------------------------------------------------------------
Net Realized Gain on Investments ................................         59
Net Change in Unrealized Appreciation on Investments ............      3,904
--------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments ............      3,963
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations ............     $4,814
================================================================================


   The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)
For the six-month period ended April 30, 2003 (Unaudited) and the year ended October 31, 2002

                                                           LSV VALUE EQUITY FUND
                                                           ---------------------
                                                            11/01/02    11/01/01
                                                          TO 4/30/03 TO 10/31/02
--------------------------------------------------------------------------------
Operations:
   Net Investment Income ...................................$    851    $   860
   Net Realized Gain on Investments ........................      59         44
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments.........................................   3,904     (5,556)
--------------------------------------------------------------------------------
     Net Increase (Decrease) in Net Assets Resulting
        from Operations ....................................   4,814     (4,652)
--------------------------------------------------------------------------------
Distributions:
   Net Investment Income ...................................  (1,030)      (578)
   Net Realized Gain........................................     (44)    (1,351)
--------------------------------------------------------------------------------
     Total Distributions....................................  (1,074)    (1,929)
--------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ..................................................  38,551     29,605
   In Lieu of Cash Distributions ...........................   1,016      1,864
   Redeemed ................................................  (1,642)    (7,017)
--------------------------------------------------------------------------------
     Net Increase in Net Assets Derived from Capital
       Share Transactions ..................................  37,925     24,452
--------------------------------------------------------------------------------
       Total Increase in Net Assets ........................  41,665     17,871
--------------------------------------------------------------------------------
Net Assets:
   Beginning of Period .....................................  65,815     47,944
--------------------------------------------------------------------------------
   End of Period ...........................................$107,480    $65,815
================================================================================
Shares Transactions:
   Issued ..................................................   3,913      2,686
   In Lieu of Cash Distributions ...........................     101        166
   Redeemed ................................................    (165)      (606)
--------------------------------------------------------------------------------
   Net Increase in Shares Outstanding from
       Share Transactions ..................................   3,849      2,246
================================================================================


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout Each Period
For the Periods Ended April 30, 2003 (Unaudited) and October 31,




            Net                       Realized and     Distributions                       Net                       Net
           Asset                       Unrealized          from        Distributions      Asset                    Assets
           Value          Net         Gains (Losses)       Net              from          Value                     End
         Beginning     Investment           on          Investment         Capital         End         Total     of Period
         of Period       Income         Securities       Income             Gains       of Period     Return+      (000)
         ---------    -----------     -------------    ----------      -------------    ---------     -------    ----------
----------------------
LSV VALUE EQUITY FUND
----------------------

2003*(2)$  9.85          $0.10            $ 0.39         $(0.12)           $(0.01)       $10.21         4.96%     $107,480
2002      10.82           0.15             (0.68)         (0.14)            (0.30)         9.85        (5.37)       65,815
2001      10.87           0.07             (0.05)         (0.06)            (0.01)        10.82         0.16        47,944
2000      10.33           0.10              0.50          (0.06)               --         10.87         5.86        25,039
1999(1)   10.00           0.05              0.28             --                --         10.33         3.30        13,365


                                                          Ratio
                                                          of Net
                          Ratio          Ratio          Investment
                          of Net      of Expenses      Income (Loss)
           Ratio        Investment    to Average        to Average
        of Expenses       Income      Net Assets        Net Assets    Portfolio
        to Average      to Average    (Excluding       (Excluding     Turnover
        Net Assets      Net Assets     Waivers)           Waivers)       Rate
        -----------     ----------    -----------       -----------   ----------
----------------------
LSV VALUE EQUITY FUND
----------------------

2003*(2)   0.75%           2.01%          0.76%             2.00%       4.49%
2002       0.81            1.52           0.87              1.46       36.64
2001       0.90            1.06           0.94              1.02       37.40
2000       0.90            1.29           1.57              0.62       31.11
1999(1)    0.90            0.95           1.97             (0.12)      10.70

* For the six-month period ended April 30, 2003. All ratios for the period have been annualized.
+ Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The LSV Value Equity Fund commenced operations on March 31, 1999. All ratios for the period have been annualized.
(2) Per share calculations were performed using average shares for the year. Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
April 30, 2003                                                       (Unaudited)


1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 Funds. The financial statements herein are those of the LSV Value Equity Fund (the "Fund"). The financial statements of the remaining Funds are not presented herein, but are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION -- Investments in equity securities which are listed on a securities exchange for which market quotations are available are valued at the last quoted sales price for such securities on each business day, or, if there is no such reported sales price on the valuation date, at the most recently quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available, of which there were none as of April 30, 2003, are valued at fair value as determined in good faith by, or in accordance with procedures approved by the Board of Trustees.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the scientific interest method, which approximates the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

    REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

    EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets.

    DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services, ( the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust. The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the six months ended April 30, 2003, the Fund paid the Distributor $440 through the reduction in the yield earned by the Fund on those repurchase agreements.

April 30, 2003                                                       (Unaudited)


4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services at an annual rate of 0.10% of the fund's first $100 million of average daily net assets; 0.08% of the next $100 million of average daily net assets; and 0.07% of the Fund's average daily net assets over $200 million. There is a minimum annual fee of $75,000 for the Fund and $15,000 for each additional class.

DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991 as Amended and Restated November 12, 2002. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and LSV Asset Management (the "Adviser") are parties to an Investment Advisory Agreement dated March 15, 1999 under which the Adviser receives an annual fee equal to 0.55% of the average daily net assets. Effective April 1, 2002, the Adviser has agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 0.75% of the average daily net assets.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the six-month period ended April 30, 2003 were as follows (000):

Purchases
  U.S. Government .....................    $    --
  Other ...............................     38,746
Sales
  U.S. Government .....................         --
  Other ...............................      3,778

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital.

The aggregate gross unrealized appreciation and depreciation on investments held by the Fund at April 30, 2003, were as follows (000):

                                             NET
     FEDERAL    APPRECIATED  DEPRECIATED  UNREALIZED
    TAX COST    SECURITIES   SECURITIES  DEPRECIATION
    --------   ------------  ----------- ------------
    $107,398      $9,338      $(10,433)     (1,095)

     TRUST:
     The Advisors' Inner Circle Fund

     FUND:
     LSV Value Equity Fund

     ADVISER:
     LSV Asset Management

     DISTRIBUTOR:
     SEI Investments Distribution Co.

     ADMINISTRATOR:
     SEI Investments Global Funds Services

     LEGAL COUNSEL:
     Morgan, Lewis & Bockius LLP

     INDEPENDENT AUDITORS:
     KPMG LLP


     LSV-SA-003-0500

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.   (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund

By (Signature and Title)*              \s\ James R. Foggo
                                       -----------------------------------------
                                       James R. Foggo, President

Date 7/1/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*              \s\ James R. Foggo
                                       -----------------------------------------
                                       James R. Foggo, President

Date 7/1/03

By (Signature and Title)*              \s\ Jennifer E. Spratley
                                       -----------------------------------------
                                       Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.